Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust II
Entity Central Index Key	0000710826
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000017775
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
AssetsNet	$ 1,293,148,665
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 4,581,185
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,293,148,665 # of Portfolio Investments100 Portfolio Turnover Rate20% Total Advisory Fees Paid$4,581,185
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Energy	2.0
Health Care	4.3
Consumer Staples	4.8
Communication Services	6.6
Consumer Discretionary	7.9
Materials	8.6
Industrials	15.4
Financials	21.3
Information Technology	27.8

Top 10 Countries

Table Summary
Value	Value
Italy	4.1
Brazil	4.5
France	4.6
United States	5.0
Netherlands	5.7
Germany	6.4
South Korea	6.5
China	9.7
Taiwan	10.4
Japan	12.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8
Samsung Electronics Co. Ltd.	6.5
Tencent Holdings Ltd.	2.8
ASML Holding NV	2.6
MediaTek, Inc.	2.6
Rio Tinto PLC	2.5
Deutsche Boerse AG	2.2
Roche Holding AG	2.1
DSV AS	2.0
Discovery Ltd.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017776
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[2]
AssetsNet	$ 1,293,148,665
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 4,581,185
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,293,148,665 # of Portfolio Investments100 Portfolio Turnover Rate20% Total Advisory Fees Paid$4,581,185
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Energy	2.0
Health Care	4.3
Consumer Staples	4.8
Communication Services	6.6
Consumer Discretionary	7.9
Materials	8.6
Industrials	15.4
Financials	21.3
Information Technology	27.8

Top 10 Countries

Table Summary
Value	Value
Italy	4.1
Brazil	4.5
France	4.6
United States	5.0
Netherlands	5.7
Germany	6.4
South Korea	6.5
China	9.7
Taiwan	10.4
Japan	12.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8
Samsung Electronics Co. Ltd.	6.5
Tencent Holdings Ltd.	2.8
ASML Holding NV	2.6
MediaTek, Inc.	2.6
Rio Tinto PLC	2.5
Deutsche Boerse AG	2.2
Roche Holding AG	2.1
DSV AS	2.0
Discovery Ltd.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017777
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[3]
AssetsNet	$ 1,293,148,665
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 4,581,185
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,293,148,665 # of Portfolio Investments100 Portfolio Turnover Rate20% Total Advisory Fees Paid$4,581,185
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Energy	2.0
Health Care	4.3
Consumer Staples	4.8
Communication Services	6.6
Consumer Discretionary	7.9
Materials	8.6
Industrials	15.4
Financials	21.3
Information Technology	27.8

Top 10 Countries

Table Summary
Value	Value
Italy	4.1
Brazil	4.5
France	4.6
United States	5.0
Netherlands	5.7
Germany	6.4
South Korea	6.5
China	9.7
Taiwan	10.4
Japan	12.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8
Samsung Electronics Co. Ltd.	6.5
Tencent Holdings Ltd.	2.8
ASML Holding NV	2.6
MediaTek, Inc.	2.6
Rio Tinto PLC	2.5
Deutsche Boerse AG	2.2
Roche Holding AG	2.1
DSV AS	2.0
Discovery Ltd.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017802
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[4]
AssetsNet	$ 2,488,743,586
Holdings Count | Holding	4,257
Advisory Fees Paid, Amount	$ 4,272,481
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,488,743,586 # of Portfolio Investments4,257 Portfolio Turnover Rate203% Total Advisory Fees Paid$4,272,481
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.3
Common Stocks	0.3
Municipals	0.6
Floating Rate Loans	1.0
Short-Term Investments	2.4
Foreign Government	3.7
Asset-Backed Securities	13.4
Non-Agency Mortgage-Backed Securities	14.5
U.S. Treasury & Government Agencies	21.2
Corporate Bonds & Notes	21.3
Agency Sponsored Mortgage-Backed Securities	32.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	13.3
Federal National Mortgage Association	9.6
Uniform Mortgage-Backed Security, TBA	8.4
U.S. Treasury Bonds	7.9
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	2.9
Government National Mortgage Association, TBA	2.9
EQT Corp.	1.6
Federal Home Loan Mortgage Corp. REMICS	1.2
Diamondback Energy, Inc.	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017803
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[5]
AssetsNet	$ 2,488,743,586
Holdings Count | Holding	4,257
Advisory Fees Paid, Amount	$ 4,272,481
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,488,743,586 # of Portfolio Investments4,257 Portfolio Turnover Rate203% Total Advisory Fees Paid$4,272,481
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.3
Common Stocks	0.3
Municipals	0.6
Floating Rate Loans	1.0
Short-Term Investments	2.4
Foreign Government	3.7
Asset-Backed Securities	13.4
Non-Agency Mortgage-Backed Securities	14.5
U.S. Treasury & Government Agencies	21.2
Corporate Bonds & Notes	21.3
Agency Sponsored Mortgage-Backed Securities	32.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	13.3
Federal National Mortgage Association	9.6
Uniform Mortgage-Backed Security, TBA	8.4
U.S. Treasury Bonds	7.9
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	2.9
Government National Mortgage Association, TBA	2.9
EQT Corp.	1.6
Federal Home Loan Mortgage Corp. REMICS	1.2
Diamondback Energy, Inc.	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017804
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[6]
AssetsNet	$ 2,488,743,586
Holdings Count | Holding	4,257
Advisory Fees Paid, Amount	$ 4,272,481
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,488,743,586 # of Portfolio Investments4,257 Portfolio Turnover Rate203% Total Advisory Fees Paid$4,272,481
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.3
Common Stocks	0.3
Municipals	0.6
Floating Rate Loans	1.0
Short-Term Investments	2.4
Foreign Government	3.7
Asset-Backed Securities	13.4
Non-Agency Mortgage-Backed Securities	14.5
U.S. Treasury & Government Agencies	21.2
Corporate Bonds & Notes	21.3
Agency Sponsored Mortgage-Backed Securities	32.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	13.3
Federal National Mortgage Association	9.6
Uniform Mortgage-Backed Security, TBA	8.4
U.S. Treasury Bonds	7.9
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	2.9
Government National Mortgage Association, TBA	2.9
EQT Corp.	1.6
Federal Home Loan Mortgage Corp. REMICS	1.2
Diamondback Energy, Inc.	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017861
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[7]
AssetsNet	$ 1,962,769,931
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 4,782,765
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,962,769,931 # of Portfolio Investments48 Portfolio Turnover Rate52% Total Advisory Fees Paid$4,782,765
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.8
Materials	1.8
Energy	2.5
Health Care	3.1
Real Estate	4.1
Consumer Discretionary	8.1
Communication Services	11.0
Industrials	14.9
Information Technology	53.5

Top Countries

Table Summary
Value	Value
China	0.8
Brazil	1.8
United States	97.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.1
Amazon.com, Inc.	7.2
Apple, Inc.	5.4
Alphabet, Inc.	4.9
Microsoft Corp.	4.9
Broadcom, Inc.	4.6
Databricks, Inc.	3.5
Meta Platforms, Inc.	3.5
Palo Alto Networks, Inc.	3.3
Caterpillar, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017862
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[8]
AssetsNet	$ 1,962,769,931
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 4,782,765
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,962,769,931 # of Portfolio Investments48 Portfolio Turnover Rate52% Total Advisory Fees Paid$4,782,765
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.8
Materials	1.8
Energy	2.5
Health Care	3.1
Real Estate	4.1
Consumer Discretionary	8.1
Communication Services	11.0
Industrials	14.9
Information Technology	53.5

Top Countries

Table Summary
Value	Value
China	0.8
Brazil	1.8
United States	97.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.1
Amazon.com, Inc.	7.2
Apple, Inc.	5.4
Alphabet, Inc.	4.9
Microsoft Corp.	4.9
Broadcom, Inc.	4.6
Databricks, Inc.	3.5
Meta Platforms, Inc.	3.5
Palo Alto Networks, Inc.	3.3
Caterpillar, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017863
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[9]
AssetsNet	$ 1,962,769,931
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 4,782,765
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,962,769,931 # of Portfolio Investments48 Portfolio Turnover Rate52% Total Advisory Fees Paid$4,782,765
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.8
Materials	1.8
Energy	2.5
Health Care	3.1
Real Estate	4.1
Consumer Discretionary	8.1
Communication Services	11.0
Industrials	14.9
Information Technology	53.5

Top Countries

Table Summary
Value	Value
China	0.8
Brazil	1.8
United States	97.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.1
Amazon.com, Inc.	7.2
Apple, Inc.	5.4
Alphabet, Inc.	4.9
Microsoft Corp.	4.9
Broadcom, Inc.	4.6
Databricks, Inc.	3.5
Meta Platforms, Inc.	3.5
Palo Alto Networks, Inc.	3.3
Caterpillar, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017864
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[10]
AssetsNet	$ 700,303,869
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 1,184,521
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$700,303,869 # of Portfolio Investments154 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,184,521
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Time Deposits	0.8
Certificate of Deposit	27.8
Commercial Paper	33.9
Repurchase Agreements	37.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
BofA Securities, Inc.	14.0
JPMorgan Securities LLC	13.0
TD Securities (USA) LLC	10.7
Macquarie Bank Ltd.	3.4
Svenska Handelsbanken AB	3.1
Royal Bank of Canada	3.0
National Bank of Canada	3.0
Verto Capital Compartment B	2.9
Bank of Montreal	2.5
BNP Paribas SA	2.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017865
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[11]
AssetsNet	$ 700,303,869
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 1,184,521
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$700,303,869 # of Portfolio Investments154 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,184,521
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Time Deposits	0.8
Certificate of Deposit	27.8
Commercial Paper	33.9
Repurchase Agreements	37.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
BofA Securities, Inc.	14.0
JPMorgan Securities LLC	13.0
TD Securities (USA) LLC	10.7
Macquarie Bank Ltd.	3.4
Svenska Handelsbanken AB	3.1
Royal Bank of Canada	3.0
National Bank of Canada	3.0
Verto Capital Compartment B	2.9
Bank of Montreal	2.5
BNP Paribas SA	2.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017866
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[12]
AssetsNet	$ 700,303,869
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 1,184,521
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$700,303,869 # of Portfolio Investments154 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,184,521
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Time Deposits	0.8
Certificate of Deposit	27.8
Commercial Paper	33.9
Repurchase Agreements	37.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
BofA Securities, Inc.	14.0
JPMorgan Securities LLC	13.0
TD Securities (USA) LLC	10.7
Macquarie Bank Ltd.	3.4
Svenska Handelsbanken AB	3.1
Royal Bank of Canada	3.0
National Bank of Canada	3.0
Verto Capital Compartment B	2.9
Bank of Montreal	2.5
BNP Paribas SA	2.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017807
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 20 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[13]
AssetsNet	$ 289,302,407
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 146,642
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$289,302,407 # of Portfolio Investments33 Portfolio Turnover Rate9% Total Advisory Fees Paid$146,642
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	0.3
Real Estate Equities	0.5
U.S. Mid Cap Equities	0.5
Global Equities	1.4
International Fixed Income	2.0
U.S. Small Cap Equities	2.0
International Developed Market Equities	3.7
High Yield Fixed Income	7.5
U.S. Large Cap Equities	12.0
Investment Grade Fixed Income	70.2

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
JPMorgan Core Bond Portfolio, Class A	8.3
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
AB International Bond Portfolio, Class A	2.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017808
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 20 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[14]
AssetsNet	$ 289,302,407
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 146,642
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$289,302,407 # of Portfolio Investments33 Portfolio Turnover Rate9% Total Advisory Fees Paid$146,642
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	0.3
Real Estate Equities	0.5
U.S. Mid Cap Equities	0.5
Global Equities	1.4
International Fixed Income	2.0
U.S. Small Cap Equities	2.0
International Developed Market Equities	3.7
High Yield Fixed Income	7.5
U.S. Large Cap Equities	12.0
Investment Grade Fixed Income	70.2

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
JPMorgan Core Bond Portfolio, Class A	8.3
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
AB International Bond Portfolio, Class A	2.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017809
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 40 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[15]
AssetsNet	$ 2,960,534,466
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 936,242
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,960,534,466 # of Portfolio Investments38 Portfolio Turnover Rate8% Total Advisory Fees Paid$936,242
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	2.8
International Fixed Income	4.0
U.S. Small Cap Equities	4.0
High Yield Fixed Income	6.3
International Developed Market Equities	8.4
U.S. Large Cap Equities	22.3
Investment Grade Fixed Income	49.0

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	10.3
PIMCO Total Return Portfolio, Class A	10.0
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.8
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.3
MFS Value Portfolio, Class A	3.8
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	3.3
Invesco Comstock Portfolio, Class A	3.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017810
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 40 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[16]
AssetsNet	$ 2,960,534,466
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 936,242
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,960,534,466 # of Portfolio Investments38 Portfolio Turnover Rate8% Total Advisory Fees Paid$936,242
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	2.8
International Fixed Income	4.0
U.S. Small Cap Equities	4.0
High Yield Fixed Income	6.3
International Developed Market Equities	8.4
U.S. Large Cap Equities	22.3
Investment Grade Fixed Income	49.0

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	10.3
PIMCO Total Return Portfolio, Class A	10.0
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.8
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.3
MFS Value Portfolio, Class A	3.8
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	3.3
Invesco Comstock Portfolio, Class A	3.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017814
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 60 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[17]
AssetsNet	$ 8,523,872,564
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,317,126
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,523,872,564 # of Portfolio Investments39 Portfolio Turnover Rate10% Total Advisory Fees Paid$2,317,126
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
Global Equities	3.5
International Fixed Income	3.8
High Yield Fixed Income	4.4
U.S. Small Cap Equities	5.6
International Developed Market Equities	13.7
Investment Grade Fixed Income	30.8
U.S. Large Cap Equities	33.2

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	8.0
PIMCO Total Return Portfolio, Class A	6.2
TCW Core Fixed Income Portfolio, Class A	5.6
MFS Value Portfolio, Class A	5.1
Invesco Comstock Portfolio, Class A	4.8
T. Rowe Price Large Cap Value Portfolio, Class A	4.6
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.2
Harris Oakmark International Portfolio, Class A	3.8
Baillie Gifford International Stock Portfolio, Class A	3.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017815
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 60 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[18]
AssetsNet	$ 8,523,872,564
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,317,126
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,523,872,564 # of Portfolio Investments39 Portfolio Turnover Rate10% Total Advisory Fees Paid$2,317,126
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
Global Equities	3.5
International Fixed Income	3.8
High Yield Fixed Income	4.4
U.S. Small Cap Equities	5.6
International Developed Market Equities	13.7
Investment Grade Fixed Income	30.8
U.S. Large Cap Equities	33.2

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	8.0
PIMCO Total Return Portfolio, Class A	6.2
TCW Core Fixed Income Portfolio, Class A	5.6
MFS Value Portfolio, Class A	5.1
Invesco Comstock Portfolio, Class A	4.8
T. Rowe Price Large Cap Value Portfolio, Class A	4.6
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.2
Harris Oakmark International Portfolio, Class A	3.8
Baillie Gifford International Stock Portfolio, Class A	3.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017816
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 80 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[19]
AssetsNet	$ 8,106,318,196
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,191,084
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,106,318,196 # of Portfolio Investments40 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,191,084
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
International Fixed Income	1.7
Real Estate Equities	2.3
U.S. Mid Cap Equities	2.6
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.2
U.S. Small Cap Equities	7.8
Investment Grade Fixed Income	13.5
International Developed Market Equities	18.5
U.S. Large Cap Equities	42.9

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
MFS Value Portfolio, Class A	5.8
Invesco Comstock Portfolio, Class A	5.6
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Jennison Growth Portfolio, Class A	4.8
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.6
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.6
Harris Oakmark International Portfolio, Class A	4.5
Loomis Sayles Growth Portfolio, Class A	4.5
BlackRock Bond Income Portfolio, Class A	4.4
Baillie Gifford International Stock Portfolio, Class A	4.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017817
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 80 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[20]
AssetsNet	$ 8,106,318,196
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,191,084
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,106,318,196 # of Portfolio Investments40 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,191,084
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
International Fixed Income	1.7
Real Estate Equities	2.3
U.S. Mid Cap Equities	2.6
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.2
U.S. Small Cap Equities	7.8
Investment Grade Fixed Income	13.5
International Developed Market Equities	18.5
U.S. Large Cap Equities	42.9

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
MFS Value Portfolio, Class A	5.8
Invesco Comstock Portfolio, Class A	5.6
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Jennison Growth Portfolio, Class A	4.8
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.6
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.6
Harris Oakmark International Portfolio, Class A	4.5
Loomis Sayles Growth Portfolio, Class A	4.5
BlackRock Bond Income Portfolio, Class A	4.4
Baillie Gifford International Stock Portfolio, Class A	4.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069948
Shareholder Report [Line Items]
Fund Name	Brighthouse/Dimensional International Small Company Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[21]
AssetsNet	$ 455,164,951
Holdings Count | Holding	3,292
Advisory Fees Paid, Amount	$ 1,511,754
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$455,164,951 # of Portfolio Investments3,292 Portfolio Turnover Rate7% Total Advisory Fees Paid$1,511,754
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	3.4
Real Estate	4.3
Health Care	4.9
Energy	5.4
Consumer Staples	5.8
Information Technology	7.3
Consumer Discretionary	11.4
Materials	13.8
Financials	13.9
Industrials	25.6

Top 10 Countries

Table Summary
Value	Value
Finland	2.4
Sweden	2.6
Italy	3.5
Australia	5.6
France	5.7
Germany	6.5
Switzerland	8.0
United Kingdom	10.3
Canada	11.8
Japan	22.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
BAWAG Group AG	0.6
Swiss Prime Site AG	0.5
Rexel SA	0.4
Accelleron Industries AG	0.4
SPIE SA	0.4
Belimo Holding AG	0.4
Gaztransport Et Technigaz SA	0.4
Orion OYJ	0.3
Italgas SpA	0.3
PSP Swiss Property AG	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069949
Shareholder Report [Line Items]
Fund Name	Brighthouse/Dimensional International Small Company Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[22]
AssetsNet	$ 455,164,951
Holdings Count | Holding	3,292
Advisory Fees Paid, Amount	$ 1,511,754
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$455,164,951 # of Portfolio Investments3,292 Portfolio Turnover Rate7% Total Advisory Fees Paid$1,511,754
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	3.4
Real Estate	4.3
Health Care	4.9
Energy	5.4
Consumer Staples	5.8
Information Technology	7.3
Consumer Discretionary	11.4
Materials	13.8
Financials	13.9
Industrials	25.6

Top 10 Countries

Table Summary
Value	Value
Finland	2.4
Sweden	2.6
Italy	3.5
Australia	5.6
France	5.7
Germany	6.5
Switzerland	8.0
United Kingdom	10.3
Canada	11.8
Japan	22.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
BAWAG Group AG	0.6
Swiss Prime Site AG	0.5
Rexel SA	0.4
Accelleron Industries AG	0.4
SPIE SA	0.4
Belimo Holding AG	0.4
Gaztransport Et Technigaz SA	0.4
Orion OYJ	0.3
Italgas SpA	0.3
PSP Swiss Property AG	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017830
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[23]
AssetsNet	$ 1,269,664,691
Holdings Count | Holding	1,522
Advisory Fees Paid, Amount	$ 2,617,425
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,269,664,691 # of Portfolio Investments1,522 Portfolio Turnover Rate130% Total Advisory Fees Paid$2,617,425
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	6.9
Uniform Mortgage-Backed Security, TBA	6.5
U.S. Treasury Bonds	5.6
Federal National Mortgage Association	3.8
Federal Home Loan Mortgage Corp.	2.2
Government National Mortgage Association	1.8
U.S. Treasury Inflation-Indexed Notes	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
PRET LLC	0.4

Top 10 Countries

Table Summary
Value	Value
Italy	0.1
Jersey, Channel Islands	0.1
Romania	0.1
Israel	0.1
Canada	0.2
Bermuda	0.2
Mexico	0.3
Cayman Islands	0.8
United Kingdom	0.8
United States	103.2

Asset Allocation

Table Summary
Value	Value
Municipals	0.0Footnote Reference*
Floating Rate Loans	0.3
Foreign Government	0.5
Short-Term Investments	0.9
Asset-Backed Securities	3.3
Non-Agency Mortgage-Backed Securities	5.0
Corporate Bonds & Notes	6.8
U.S. Treasury & Government Agencies	13.7
Agency Sponsored Mortgage-Backed Securities	16.8
Common Stocks	60.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	5.1
Apple, Inc.	3.3
Alphabet, Inc.	3.2
Amazon.com, Inc.	3.0
Microsoft Corp.	2.6
Broadcom, Inc.	2.2
Micron Technology, Inc.	1.7
Advanced Micro Devices, Inc.	1.2
Goldman Sachs Group, Inc.	1.1
Eli Lilly & Co.	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017831
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[24]
AssetsNet	$ 1,269,664,691
Holdings Count | Holding	1,522
Advisory Fees Paid, Amount	$ 2,617,425
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,269,664,691 # of Portfolio Investments1,522 Portfolio Turnover Rate130% Total Advisory Fees Paid$2,617,425
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	6.9
Uniform Mortgage-Backed Security, TBA	6.5
U.S. Treasury Bonds	5.6
Federal National Mortgage Association	3.8
Federal Home Loan Mortgage Corp.	2.2
Government National Mortgage Association	1.8
U.S. Treasury Inflation-Indexed Notes	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
PRET LLC	0.4

Top 10 Countries

Table Summary
Value	Value
Italy	0.1
Jersey, Channel Islands	0.1
Romania	0.1
Israel	0.1
Canada	0.2
Bermuda	0.2
Mexico	0.3
Cayman Islands	0.8
United Kingdom	0.8
United States	103.2

Asset Allocation

Table Summary
Value	Value
Municipals	0.0Footnote Reference*
Floating Rate Loans	0.3
Foreign Government	0.5
Short-Term Investments	0.9
Asset-Backed Securities	3.3
Non-Agency Mortgage-Backed Securities	5.0
Corporate Bonds & Notes	6.8
U.S. Treasury & Government Agencies	13.7
Agency Sponsored Mortgage-Backed Securities	16.8
Common Stocks	60.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	5.1
Apple, Inc.	3.3
Alphabet, Inc.	3.2
Amazon.com, Inc.	3.0
Microsoft Corp.	2.6
Broadcom, Inc.	2.2
Micron Technology, Inc.	1.7
Advanced Micro Devices, Inc.	1.2
Goldman Sachs Group, Inc.	1.1
Eli Lilly & Co.	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017832
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[25]
AssetsNet	$ 1,269,664,691
Holdings Count | Holding	1,522
Advisory Fees Paid, Amount	$ 2,617,425
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,269,664,691 # of Portfolio Investments1,522 Portfolio Turnover Rate130% Total Advisory Fees Paid$2,617,425
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	6.9
Uniform Mortgage-Backed Security, TBA	6.5
U.S. Treasury Bonds	5.6
Federal National Mortgage Association	3.8
Federal Home Loan Mortgage Corp.	2.2
Government National Mortgage Association	1.8
U.S. Treasury Inflation-Indexed Notes	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
PRET LLC	0.4

Top 10 Countries

Table Summary
Value	Value
Italy	0.1
Jersey, Channel Islands	0.1
Romania	0.1
Israel	0.1
Canada	0.2
Bermuda	0.2
Mexico	0.3
Cayman Islands	0.8
United Kingdom	0.8
United States	103.2

Asset Allocation

Table Summary
Value	Value
Municipals	0.0Footnote Reference*
Floating Rate Loans	0.3
Foreign Government	0.5
Short-Term Investments	0.9
Asset-Backed Securities	3.3
Non-Agency Mortgage-Backed Securities	5.0
Corporate Bonds & Notes	6.8
U.S. Treasury & Government Agencies	13.7
Agency Sponsored Mortgage-Backed Securities	16.8
Common Stocks	60.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	5.1
Apple, Inc.	3.3
Alphabet, Inc.	3.2
Amazon.com, Inc.	3.0
Microsoft Corp.	2.6
Broadcom, Inc.	2.2
Micron Technology, Inc.	1.7
Advanced Micro Devices, Inc.	1.2
Goldman Sachs Group, Inc.	1.1
Eli Lilly & Co.	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017772
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[26]
AssetsNet	$ 2,769,521,721
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,695,311
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,769,521,721 # of Portfolio Investments53 Portfolio Turnover Rate22% Total Advisory Fees Paid$7,695,311
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	1.0
Energy	1.6
Communication Services	2.1
Materials	2.5
Consumer Staples	6.9
Consumer Discretionary	8.9
Industrials	13.5
Health Care	17.3
Financials	19.7
Information Technology	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.0
Canada	1.1
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Broadcom, Inc.	5.7
Eli Lilly & Co.	5.0
Microsoft Corp.	4.6
KLA Corp.	3.7
Mastercard, Inc.	3.5
Texas Instruments, Inc.	3.5
Apple, Inc.	3.4
Visa, Inc.	3.2
Wells Fargo & Co.	2.7
Merck & Co., Inc.	2.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017773
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[27]
AssetsNet	$ 2,769,521,721
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,695,311
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,769,521,721 # of Portfolio Investments53 Portfolio Turnover Rate22% Total Advisory Fees Paid$7,695,311
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	1.0
Energy	1.6
Communication Services	2.1
Materials	2.5
Consumer Staples	6.9
Consumer Discretionary	8.9
Industrials	13.5
Health Care	17.3
Financials	19.7
Information Technology	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.0
Canada	1.1
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Broadcom, Inc.	5.7
Eli Lilly & Co.	5.0
Microsoft Corp.	4.6
KLA Corp.	3.7
Mastercard, Inc.	3.5
Texas Instruments, Inc.	3.5
Apple, Inc.	3.4
Visa, Inc.	3.2
Wells Fargo & Co.	2.7
Merck & Co., Inc.	2.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017774
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[28]
AssetsNet	$ 2,769,521,721
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,695,311
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,769,521,721 # of Portfolio Investments53 Portfolio Turnover Rate22% Total Advisory Fees Paid$7,695,311
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	1.0
Energy	1.6
Communication Services	2.1
Materials	2.5
Consumer Staples	6.9
Consumer Discretionary	8.9
Industrials	13.5
Health Care	17.3
Financials	19.7
Information Technology	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.0
Canada	1.1
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Broadcom, Inc.	5.7
Eli Lilly & Co.	5.0
Microsoft Corp.	4.6
KLA Corp.	3.7
Mastercard, Inc.	3.5
Texas Instruments, Inc.	3.5
Apple, Inc.	3.4
Visa, Inc.	3.2
Wells Fargo & Co.	2.7
Merck & Co., Inc.	2.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017769
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[29]
AssetsNet	$ 1,082,255,545
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 3,306,694
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,082,255,545 # of Portfolio Investments110 Portfolio Turnover Rate50% Total Advisory Fees Paid$3,306,694
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	1.3
Materials	1.7
Energy	1.8
Consumer Staples	1.8
Communication Services	1.9
Financials	3.6
Consumer Discretionary	10.8
Health Care	15.2
Industrials	25.2
Information Technology	32.2

Top Countries

Table Summary
Value	Value
Japan	0.6
Netherlands	2.4
United States	93.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Royal Caribbean Cruises Ltd.	3.9
Snowflake, Inc.	3.0
XPO, Inc.	2.9
FTAI Aviation Ltd.	2.6
Datadog, Inc.	2.5
Monolithic Power Systems, Inc.	2.4
Cloudflare, Inc.	2.1
Quanta Services, Inc.	2.1
Fair Isaac Corp.	2.0
Dexcom, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017770
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[30]
AssetsNet	$ 1,082,255,545
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 3,306,694
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,082,255,545 # of Portfolio Investments110 Portfolio Turnover Rate50% Total Advisory Fees Paid$3,306,694
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	1.3
Materials	1.7
Energy	1.8
Consumer Staples	1.8
Communication Services	1.9
Financials	3.6
Consumer Discretionary	10.8
Health Care	15.2
Industrials	25.2
Information Technology	32.2

Top Countries

Table Summary
Value	Value
Japan	0.6
Netherlands	2.4
United States	93.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Royal Caribbean Cruises Ltd.	3.9
Snowflake, Inc.	3.0
XPO, Inc.	2.9
FTAI Aviation Ltd.	2.6
Datadog, Inc.	2.5
Monolithic Power Systems, Inc.	2.4
Cloudflare, Inc.	2.1
Quanta Services, Inc.	2.1
Fair Isaac Corp.	2.0
Dexcom, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030922
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$42	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[31]
AssetsNet	$ 1,082,255,545
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 3,306,694
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,082,255,545 # of Portfolio Investments110 Portfolio Turnover Rate50% Total Advisory Fees Paid$3,306,694
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	1.3
Materials	1.7
Energy	1.8
Consumer Staples	1.8
Communication Services	1.9
Financials	3.6
Consumer Discretionary	10.8
Health Care	15.2
Industrials	25.2
Information Technology	32.2

Top Countries

Table Summary
Value	Value
Japan	0.6
Netherlands	2.4
United States	93.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Royal Caribbean Cruises Ltd.	3.9
Snowflake, Inc.	3.0
XPO, Inc.	2.9
FTAI Aviation Ltd.	2.6
Datadog, Inc.	2.5
Monolithic Power Systems, Inc.	2.4
Cloudflare, Inc.	2.1
Quanta Services, Inc.	2.1
Fair Isaac Corp.	2.0
Dexcom, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017771
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$45	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[32]
AssetsNet	$ 1,082,255,545
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 3,306,694
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,082,255,545 # of Portfolio Investments110 Portfolio Turnover Rate50% Total Advisory Fees Paid$3,306,694
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Real Estate	1.3
Materials	1.7
Energy	1.8
Consumer Staples	1.8
Communication Services	1.9
Financials	3.6
Consumer Discretionary	10.8
Health Care	15.2
Industrials	25.2
Information Technology	32.2

Top Countries

Table Summary
Value	Value
Japan	0.6
Netherlands	2.4
United States	93.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Royal Caribbean Cruises Ltd.	3.9
Snowflake, Inc.	3.0
XPO, Inc.	2.9
FTAI Aviation Ltd.	2.6
Datadog, Inc.	2.5
Monolithic Power Systems, Inc.	2.4
Cloudflare, Inc.	2.1
Quanta Services, Inc.	2.1
Fair Isaac Corp.	2.0
Dexcom, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017787
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Value Opportunities Portfolio (the "Portfolio") (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[33]
AssetsNet	$ 638,363,951
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 2,249,767
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$638,363,951 # of Portfolio Investments93 Portfolio Turnover Rate113% Total Advisory Fees Paid$2,249,767
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	1.4
Consumer Discretionary	3.0
Utilities	3.5
Materials	7.5
Energy	12.4
Industrials	12.6
Financials	12.6
Health Care	15.5
Information Technology	28.9

Top Countries

Table Summary
Value	Value
Netherlands	0.6
South Korea	1.0
United Kingdom	1.9
Singapore	2.7
Canada	3.8
United States	87.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Coherent Corp.	4.3
MKS, Inc.	4.2
Marvell Technology, Inc.	3.0
Rambus, Inc.	2.9
Entegris, Inc.	2.9
STMicroelectronics NV	2.7
Vertiv Holdings Co.	2.0
Waters Corp.	1.9
NRG Energy, Inc.	1.9
Globe Life, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017788
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Value Opportunities Portfolio (the "Portfolio") (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[34]
AssetsNet	$ 638,363,951
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 2,249,767
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$638,363,951 # of Portfolio Investments93 Portfolio Turnover Rate113% Total Advisory Fees Paid$2,249,767
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	1.4
Consumer Discretionary	3.0
Utilities	3.5
Materials	7.5
Energy	12.4
Industrials	12.6
Financials	12.6
Health Care	15.5
Information Technology	28.9

Top Countries

Table Summary
Value	Value
Netherlands	0.6
South Korea	1.0
United Kingdom	1.9
Singapore	2.7
Canada	3.8
United States	87.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Coherent Corp.	4.3
MKS, Inc.	4.2
Marvell Technology, Inc.	3.0
Rambus, Inc.	2.9
Entegris, Inc.	2.9
STMicroelectronics NV	2.7
Vertiv Holdings Co.	2.0
Waters Corp.	1.9
NRG Energy, Inc.	1.9
Globe Life, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017789
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Value Opportunities Portfolio (the "Portfolio") (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[35]
AssetsNet	$ 638,363,951
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 2,249,767
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$638,363,951 # of Portfolio Investments93 Portfolio Turnover Rate113% Total Advisory Fees Paid$2,249,767
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	1.4
Consumer Discretionary	3.0
Utilities	3.5
Materials	7.5
Energy	12.4
Industrials	12.6
Financials	12.6
Health Care	15.5
Information Technology	28.9

Top Countries

Table Summary
Value	Value
Netherlands	0.6
South Korea	1.0
United Kingdom	1.9
Singapore	2.7
Canada	3.8
United States	87.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Coherent Corp.	4.3
MKS, Inc.	4.2
Marvell Technology, Inc.	3.0
Rambus, Inc.	2.9
Entegris, Inc.	2.9
STMicroelectronics NV	2.7
Vertiv Holdings Co.	2.0
Waters Corp.	1.9
NRG Energy, Inc.	1.9
Globe Life, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017793
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[36]
AssetsNet	$ 2,872,461,475
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 7,145,777
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,872,461,475 # of Portfolio Investments59 Portfolio Turnover Rate11% Total Advisory Fees Paid$7,145,777
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Utilities	1.1
Consumer Staples	2.9
Financials	5.2
Industrials	5.6
Health Care	7.0
Consumer Discretionary	12.7
Communication Services	15.5
Information Technology	49.9

Top Countries

Table Summary
Value	Value
Brazil	0.4
Canada	0.5
Taiwan	2.5
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	10.5
Alphabet, Inc.	7.7
Apple, Inc.	6.8
Broadcom, Inc.	6.6
Amazon.com, Inc.	5.9
Eli Lilly & Co.	5.1
Microsoft Corp.	4.4
Advanced Micro Devices, Inc.	4.2
Meta Platforms, Inc.	3.3
General Electric Co.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017794
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[37]
AssetsNet	$ 2,872,461,475
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 7,145,777
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,872,461,475 # of Portfolio Investments59 Portfolio Turnover Rate11% Total Advisory Fees Paid$7,145,777
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Utilities	1.1
Consumer Staples	2.9
Financials	5.2
Industrials	5.6
Health Care	7.0
Consumer Discretionary	12.7
Communication Services	15.5
Information Technology	49.9

Top Countries

Table Summary
Value	Value
Brazil	0.4
Canada	0.5
Taiwan	2.5
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	10.5
Alphabet, Inc.	7.7
Apple, Inc.	6.8
Broadcom, Inc.	6.6
Amazon.com, Inc.	5.9
Eli Lilly & Co.	5.1
Microsoft Corp.	4.4
Advanced Micro Devices, Inc.	4.2
Meta Platforms, Inc.	3.3
General Electric Co.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017795
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[38]
AssetsNet	$ 2,872,461,475
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 7,145,777
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,872,461,475 # of Portfolio Investments59 Portfolio Turnover Rate11% Total Advisory Fees Paid$7,145,777
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Utilities	1.1
Consumer Staples	2.9
Financials	5.2
Industrials	5.6
Health Care	7.0
Consumer Discretionary	12.7
Communication Services	15.5
Information Technology	49.9

Top Countries

Table Summary
Value	Value
Brazil	0.4
Canada	0.5
Taiwan	2.5
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	10.5
Alphabet, Inc.	7.7
Apple, Inc.	6.8
Broadcom, Inc.	6.6
Amazon.com, Inc.	5.9
Eli Lilly & Co.	5.1
Microsoft Corp.	4.4
Advanced Micro Devices, Inc.	4.2
Meta Platforms, Inc.	3.3
General Electric Co.	3.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017799
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[39]
AssetsNet	$ 405,433,764
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,510,012
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$405,433,764 # of Portfolio Investments207 Portfolio Turnover Rate18% Total Advisory Fees Paid$1,510,012
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	1.9
Real Estate	2.6
Utilities	2.7
Materials	3.0
Energy	6.7
Consumer Discretionary	10.6
Information Technology	13.6
Health Care	13.6
Financials	17.8
Industrials	25.4

Top 10 Countries

Table Summary
Value	Value
Mexico	0.2
Bahamas	0.3
Taiwan	0.4
Japan	0.4
Costa Rica	0.5
United Kingdom	1.1
Puerto Rico	1.3
Canada	2.0
Switzerland	2.4
United States	90.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Moog, Inc.	1.9
Garrett Motion, Inc.	1.8
Bel Fuse, Inc.	1.4
Popular, Inc.	1.3
Kodiak Gas Services, Inc.	1.3
TD SYNNEX Corp.	1.3
Arcosa, Inc.	1.2
Ameris Bancorp	1.2
Ultra Clean Holdings, Inc.	1.2
YETI Holdings, Inc.	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017800
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$64	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.15%	[40]
AssetsNet	$ 405,433,764
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,510,012
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$405,433,764 # of Portfolio Investments207 Portfolio Turnover Rate18% Total Advisory Fees Paid$1,510,012
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	1.9
Real Estate	2.6
Utilities	2.7
Materials	3.0
Energy	6.7
Consumer Discretionary	10.6
Information Technology	13.6
Health Care	13.6
Financials	17.8
Industrials	25.4

Top 10 Countries

Table Summary
Value	Value
Mexico	0.2
Bahamas	0.3
Taiwan	0.4
Japan	0.4
Costa Rica	0.5
United Kingdom	1.1
Puerto Rico	1.3
Canada	2.0
Switzerland	2.4
United States	90.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Moog, Inc.	1.9
Garrett Motion, Inc.	1.8
Bel Fuse, Inc.	1.4
Popular, Inc.	1.3
Kodiak Gas Services, Inc.	1.3
TD SYNNEX Corp.	1.3
Arcosa, Inc.	1.2
Ameris Bancorp	1.2
Ultra Clean Holdings, Inc.	1.2
YETI Holdings, Inc.	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017801
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$58	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%	[41]
AssetsNet	$ 405,433,764
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,510,012
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$405,433,764 # of Portfolio Investments207 Portfolio Turnover Rate18% Total Advisory Fees Paid$1,510,012
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	1.9
Real Estate	2.6
Utilities	2.7
Materials	3.0
Energy	6.7
Consumer Discretionary	10.6
Information Technology	13.6
Health Care	13.6
Financials	17.8
Industrials	25.4

Top 10 Countries

Table Summary
Value	Value
Mexico	0.2
Bahamas	0.3
Taiwan	0.4
Japan	0.4
Costa Rica	0.5
United Kingdom	1.1
Puerto Rico	1.3
Canada	2.0
Switzerland	2.4
United States	90.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Moog, Inc.	1.9
Garrett Motion, Inc.	1.8
Bel Fuse, Inc.	1.4
Popular, Inc.	1.3
Kodiak Gas Services, Inc.	1.3
TD SYNNEX Corp.	1.3
Arcosa, Inc.	1.2
Ameris Bancorp	1.2
Ultra Clean Holdings, Inc.	1.2
YETI Holdings, Inc.	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017784
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.89%	[42]
AssetsNet	$ 352,448,170
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,341,091
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$352,448,170 # of Portfolio Investments109 Portfolio Turnover Rate20% Total Advisory Fees Paid$1,341,091
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.5
Energy	3.2
Financials	8.3
Consumer Discretionary	10.3
Information Technology	20.1
Industrials	26.5
Health Care	28.3

Top Countries

Table Summary
Value	Value
Guernsey, Channel Islands	0.7
Canada	0.8
Mexico	0.9
Bahamas	1.2
Taiwan	1.3
United Kingdom	1.4
Japan	1.5
Costa Rica	1.8
United States	89.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
ESCO Technologies, Inc.	2.2
RBC Bearings, Inc.	2.1
Mercury Systems, Inc.	2.0
Extreme Networks, Inc.	2.0
ATI, Inc.	1.9
MACOM Technology Solutions Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
Establishment Labs Holdings, Inc.	1.8
MYR Group, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017785
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.14%	[43]
AssetsNet	$ 352,448,170
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,341,091
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$352,448,170 # of Portfolio Investments109 Portfolio Turnover Rate20% Total Advisory Fees Paid$1,341,091
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.5
Energy	3.2
Financials	8.3
Consumer Discretionary	10.3
Information Technology	20.1
Industrials	26.5
Health Care	28.3

Top Countries

Table Summary
Value	Value
Guernsey, Channel Islands	0.7
Canada	0.8
Mexico	0.9
Bahamas	1.2
Taiwan	1.3
United Kingdom	1.4
Japan	1.5
Costa Rica	1.8
United States	89.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
ESCO Technologies, Inc.	2.2
RBC Bearings, Inc.	2.1
Mercury Systems, Inc.	2.0
Extreme Networks, Inc.	2.0
ATI, Inc.	1.9
MACOM Technology Solutions Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
Establishment Labs Holdings, Inc.	1.8
MYR Group, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017786
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$59	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.04%	[44]
AssetsNet	$ 352,448,170
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,341,091
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$352,448,170 # of Portfolio Investments109 Portfolio Turnover Rate20% Total Advisory Fees Paid$1,341,091
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.5
Energy	3.2
Financials	8.3
Consumer Discretionary	10.3
Information Technology	20.1
Industrials	26.5
Health Care	28.3

Top Countries

Table Summary
Value	Value
Guernsey, Channel Islands	0.7
Canada	0.8
Mexico	0.9
Bahamas	1.2
Taiwan	1.3
United Kingdom	1.4
Japan	1.5
Costa Rica	1.8
United States	89.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
ESCO Technologies, Inc.	2.2
RBC Bearings, Inc.	2.1
Mercury Systems, Inc.	2.0
Extreme Networks, Inc.	2.0
ATI, Inc.	1.9
MACOM Technology Solutions Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
Establishment Labs Holdings, Inc.	1.8
MYR Group, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017796
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[45]
AssetsNet	$ 3,385,558,058
Holdings Count | Holding	1,747
Advisory Fees Paid, Amount	$ 3,900,427
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,385,558,058 # of Portfolio Investments1,747 Portfolio Turnover Rate10% Total Advisory Fees Paid$3,900,427
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.6
Foreign Government	1.7
Agency Sponsored Mortgage-Backed Securities	24.2
Corporate Bonds & Notes	25.3
U.S. Treasury & Government Agencies	46.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	35.9
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.7
Federal Home Loan Mortgage Corp.	7.4
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
International Bank for Reconstruction & Development	0.4
Goldman Sachs Group, Inc.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017797
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[46]
AssetsNet	$ 3,385,558,058
Holdings Count | Holding	1,747
Advisory Fees Paid, Amount	$ 3,900,427
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,385,558,058 # of Portfolio Investments1,747 Portfolio Turnover Rate10% Total Advisory Fees Paid$3,900,427
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.6
Foreign Government	1.7
Agency Sponsored Mortgage-Backed Securities	24.2
Corporate Bonds & Notes	25.3
U.S. Treasury & Government Agencies	46.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	35.9
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.7
Federal Home Loan Mortgage Corp.	7.4
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
International Bank for Reconstruction & Development	0.4
Goldman Sachs Group, Inc.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017798
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[47]
AssetsNet	$ 3,385,558,058
Holdings Count | Holding	1,747
Advisory Fees Paid, Amount	$ 3,900,427
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,385,558,058 # of Portfolio Investments1,747 Portfolio Turnover Rate10% Total Advisory Fees Paid$3,900,427
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.6
Foreign Government	1.7
Agency Sponsored Mortgage-Backed Securities	24.2
Corporate Bonds & Notes	25.3
U.S. Treasury & Government Agencies	46.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	35.9
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.7
Federal Home Loan Mortgage Corp.	7.4
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
International Bank for Reconstruction & Development	0.4
Goldman Sachs Group, Inc.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075817
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[48]
AssetsNet	$ 3,385,558,058
Holdings Count | Holding	1,747
Advisory Fees Paid, Amount	$ 3,900,427
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,385,558,058 # of Portfolio Investments1,747 Portfolio Turnover Rate10% Total Advisory Fees Paid$3,900,427
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.6
Foreign Government	1.7
Agency Sponsored Mortgage-Backed Securities	24.2
Corporate Bonds & Notes	25.3
U.S. Treasury & Government Agencies	46.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	35.9
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.7
Federal Home Loan Mortgage Corp.	7.4
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
International Bank for Reconstruction & Development	0.4
Goldman Sachs Group, Inc.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017811
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[49]
AssetsNet	$ 1,237,232,431
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 1,456,499
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,237,232,431 # of Portfolio Investments427 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,456,499
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.9
Consumer Staples	3.0
Energy	4.2
Materials	5.4
Real Estate	6.4
Health Care	8.4
Consumer Discretionary	10.3
Financials	14.3
Information Technology	15.0
Industrials	25.5

Top Countries

Table Summary
Value	Value
Sweden	0.2
Japan	0.2
Bermuda	0.4
Thailand	0.6
Canada	0.6
United Kingdom	0.7
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	2.1
Twilio, Inc.	0.8
Carpenter Technology Corp.	0.8
MKS, Inc.	0.8
Curtiss-Wright Corp.	0.7
nVent Electric PLC	0.7
Entegris, Inc.	0.7
ATI, Inc.	0.7
Illumina, Inc.	0.7
TechnipFMC PLC	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017812
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$30	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[50]
AssetsNet	$ 1,237,232,431
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 1,456,499
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,237,232,431 # of Portfolio Investments427 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,456,499
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.9
Consumer Staples	3.0
Energy	4.2
Materials	5.4
Real Estate	6.4
Health Care	8.4
Consumer Discretionary	10.3
Financials	14.3
Information Technology	15.0
Industrials	25.5

Top Countries

Table Summary
Value	Value
Sweden	0.2
Japan	0.2
Bermuda	0.4
Thailand	0.6
Canada	0.6
United Kingdom	0.7
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	2.1
Twilio, Inc.	0.8
Carpenter Technology Corp.	0.8
MKS, Inc.	0.8
Curtiss-Wright Corp.	0.7
nVent Electric PLC	0.7
Entegris, Inc.	0.7
ATI, Inc.	0.7
Illumina, Inc.	0.7
TechnipFMC PLC	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017813
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[51]
AssetsNet	$ 1,237,232,431
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 1,456,499
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,237,232,431 # of Portfolio Investments427 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,456,499
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.9
Consumer Staples	3.0
Energy	4.2
Materials	5.4
Real Estate	6.4
Health Care	8.4
Consumer Discretionary	10.3
Financials	14.3
Information Technology	15.0
Industrials	25.5

Top Countries

Table Summary
Value	Value
Sweden	0.2
Japan	0.2
Bermuda	0.4
Thailand	0.6
Canada	0.6
United Kingdom	0.7
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	2.1
Twilio, Inc.	0.8
Carpenter Technology Corp.	0.8
MKS, Inc.	0.8
Curtiss-Wright Corp.	0.7
nVent Electric PLC	0.7
Entegris, Inc.	0.7
ATI, Inc.	0.7
Illumina, Inc.	0.7
TechnipFMC PLC	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075818
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[52]
AssetsNet	$ 1,237,232,431
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 1,456,499
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,237,232,431 # of Portfolio Investments427 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,456,499
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.9
Consumer Staples	3.0
Energy	4.2
Materials	5.4
Real Estate	6.4
Health Care	8.4
Consumer Discretionary	10.3
Financials	14.3
Information Technology	15.0
Industrials	25.5

Top Countries

Table Summary
Value	Value
Sweden	0.2
Japan	0.2
Bermuda	0.4
Thailand	0.6
Canada	0.6
United Kingdom	0.7
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	2.1
Twilio, Inc.	0.8
Carpenter Technology Corp.	0.8
MKS, Inc.	0.8
Curtiss-Wright Corp.	0.7
nVent Electric PLC	0.7
Entegris, Inc.	0.7
ATI, Inc.	0.7
Illumina, Inc.	0.7
TechnipFMC PLC	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017827
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[53]
AssetsNet	$ 1,562,656,070
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 2,183,857
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,562,656,070 # of Portfolio Investments693 Portfolio Turnover Rate14% Total Advisory Fees Paid$2,183,857
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Energy	3.1
Communication Services	3.6
Utilities	3.7
Materials	5.7
Consumer Staples	6.4
Consumer Discretionary	7.8
Health Care	9.8
Information Technology	11.6
Industrials	18.0
Financials	23.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Spain	3.6
Netherlands	5.8
Switzerland	6.0
Australia	6.8
France	7.8
Germany	8.2
United States	9.7
United Kingdom	10.5
Japan	22.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
ASML Holding NV	3.4
iShares MSCI EAFE ETF	2.7
HSBC Holdings PLC	1.4
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017828
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[54]
AssetsNet	$ 1,562,656,070
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 2,183,857
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,562,656,070 # of Portfolio Investments693 Portfolio Turnover Rate14% Total Advisory Fees Paid$2,183,857
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Energy	3.1
Communication Services	3.6
Utilities	3.7
Materials	5.7
Consumer Staples	6.4
Consumer Discretionary	7.8
Health Care	9.8
Information Technology	11.6
Industrials	18.0
Financials	23.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Spain	3.6
Netherlands	5.8
Switzerland	6.0
Australia	6.8
France	7.8
Germany	8.2
United States	9.7
United Kingdom	10.5
Japan	22.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
ASML Holding NV	3.4
iShares MSCI EAFE ETF	2.7
HSBC Holdings PLC	1.4
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017829
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[55]
AssetsNet	$ 1,562,656,070
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 2,183,857
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,562,656,070 # of Portfolio Investments693 Portfolio Turnover Rate14% Total Advisory Fees Paid$2,183,857
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Energy	3.1
Communication Services	3.6
Utilities	3.7
Materials	5.7
Consumer Staples	6.4
Consumer Discretionary	7.8
Health Care	9.8
Information Technology	11.6
Industrials	18.0
Financials	23.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Spain	3.6
Netherlands	5.8
Switzerland	6.0
Australia	6.8
France	7.8
Germany	8.2
United States	9.7
United Kingdom	10.5
Japan	22.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
ASML Holding NV	3.4
iShares MSCI EAFE ETF	2.7
HSBC Holdings PLC	1.4
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075820
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$34	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[56]
AssetsNet	$ 1,562,656,070
Holdings Count | Holding	693
Advisory Fees Paid, Amount	$ 2,183,857
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,562,656,070 # of Portfolio Investments693 Portfolio Turnover Rate14% Total Advisory Fees Paid$2,183,857
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Energy	3.1
Communication Services	3.6
Utilities	3.7
Materials	5.7
Consumer Staples	6.4
Consumer Discretionary	7.8
Health Care	9.8
Information Technology	11.6
Industrials	18.0
Financials	23.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Spain	3.6
Netherlands	5.8
Switzerland	6.0
Australia	6.8
France	7.8
Germany	8.2
United States	9.7
United Kingdom	10.5
Japan	22.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
ASML Holding NV	3.4
iShares MSCI EAFE ETF	2.7
HSBC Holdings PLC	1.4
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017839
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.30%	[57]
AssetsNet	$ 1,090,052,097
Holdings Count | Holding	1,839
Advisory Fees Paid, Amount	$ 1,263,371
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,090,052,097 # of Portfolio Investments1,839 Portfolio Turnover Rate30% Total Advisory Fees Paid$1,263,371
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.4
Utilities	2.6
Materials	4.1
Energy	5.6
Real Estate	5.7
Consumer Discretionary	9.2
Information Technology	13.9
Industrials	14.5
Financials	18.0
Health Care	19.5

Top 10 Countries

Table Summary
Value	Value
Monaco	0.1
Cameroon	0.1
Bermuda	0.2
Norway	0.2
United Kingdom	0.2
Singapore	0.2
Puerto Rico	0.3
Switzerland	0.4
Canada	1.1
United States	94.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
iShares Russell 2000 ETF	0.4
Moog, Inc.	0.4
Hut 8 Corp.	0.4
Viasat, Inc.	0.3
BrightSpring Health Services, Inc.	0.3
Cytokinetics, Inc.	0.3
MaxLinear, Inc.	0.3
Argan, Inc.	0.3
UMB Financial Corp.	0.3
JFrog Ltd.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017840
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$30	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[58]
AssetsNet	$ 1,090,052,097
Holdings Count | Holding	1,839
Advisory Fees Paid, Amount	$ 1,263,371
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,090,052,097 # of Portfolio Investments1,839 Portfolio Turnover Rate30% Total Advisory Fees Paid$1,263,371
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.4
Utilities	2.6
Materials	4.1
Energy	5.6
Real Estate	5.7
Consumer Discretionary	9.2
Information Technology	13.9
Industrials	14.5
Financials	18.0
Health Care	19.5

Top 10 Countries

Table Summary
Value	Value
Monaco	0.1
Cameroon	0.1
Bermuda	0.2
Norway	0.2
United Kingdom	0.2
Singapore	0.2
Puerto Rico	0.3
Switzerland	0.4
Canada	1.1
United States	94.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
iShares Russell 2000 ETF	0.4
Moog, Inc.	0.4
Hut 8 Corp.	0.4
Viasat, Inc.	0.3
BrightSpring Health Services, Inc.	0.3
Cytokinetics, Inc.	0.3
MaxLinear, Inc.	0.3
Argan, Inc.	0.3
UMB Financial Corp.	0.3
JFrog Ltd.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017841
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$25	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%	[59]
AssetsNet	$ 1,090,052,097
Holdings Count | Holding	1,839
Advisory Fees Paid, Amount	$ 1,263,371
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,090,052,097 # of Portfolio Investments1,839 Portfolio Turnover Rate30% Total Advisory Fees Paid$1,263,371
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.4
Utilities	2.6
Materials	4.1
Energy	5.6
Real Estate	5.7
Consumer Discretionary	9.2
Information Technology	13.9
Industrials	14.5
Financials	18.0
Health Care	19.5

Top 10 Countries

Table Summary
Value	Value
Monaco	0.1
Cameroon	0.1
Bermuda	0.2
Norway	0.2
United Kingdom	0.2
Singapore	0.2
Puerto Rico	0.3
Switzerland	0.4
Canada	1.1
United States	94.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
iShares Russell 2000 ETF	0.4
Moog, Inc.	0.4
Hut 8 Corp.	0.4
Viasat, Inc.	0.3
BrightSpring Health Services, Inc.	0.3
Cytokinetics, Inc.	0.3
MaxLinear, Inc.	0.3
Argan, Inc.	0.3
UMB Financial Corp.	0.3
JFrog Ltd.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075821
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$33	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[60]
AssetsNet	$ 1,090,052,097
Holdings Count | Holding	1,839
Advisory Fees Paid, Amount	$ 1,263,371
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,090,052,097 # of Portfolio Investments1,839 Portfolio Turnover Rate30% Total Advisory Fees Paid$1,263,371
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.4
Utilities	2.6
Materials	4.1
Energy	5.6
Real Estate	5.7
Consumer Discretionary	9.2
Information Technology	13.9
Industrials	14.5
Financials	18.0
Health Care	19.5

Top 10 Countries

Table Summary
Value	Value
Monaco	0.1
Cameroon	0.1
Bermuda	0.2
Norway	0.2
United Kingdom	0.2
Singapore	0.2
Puerto Rico	0.3
Switzerland	0.4
Canada	1.1
United States	94.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
iShares Russell 2000 ETF	0.4
Moog, Inc.	0.4
Hut 8 Corp.	0.4
Viasat, Inc.	0.3
BrightSpring Health Services, Inc.	0.3
Cytokinetics, Inc.	0.3
MaxLinear, Inc.	0.3
Argan, Inc.	0.3
UMB Financial Corp.	0.3
JFrog Ltd.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017818
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[61]
AssetsNet	$ 9,680,787,851
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 10,948,523
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,680,787,851 # of Portfolio Investments567 Portfolio Turnover Rate6% Total Advisory Fees Paid$10,948,523
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	1.8
Utilities	2.2
Energy	2.9
Consumer Staples	4.5
Health Care	8.8
Industrials	8.8
Consumer Discretionary	9.2
Communication Services	9.6
Financials	11.6
Information Technology	37.6

Top Countries

Table Summary
Value	Value
Switzerland	0.1
Netherlands	0.1
United States	99.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.5
Alphabet, Inc.	5.8
Microsoft Corp.	4.2
Amazon.com, Inc.	3.6
Broadcom, Inc.	2.7
Micron Technology, Inc.	2.0
Meta Platforms, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017819
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$27	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[62]
AssetsNet	$ 9,680,787,851
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 10,948,523
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,680,787,851 # of Portfolio Investments567 Portfolio Turnover Rate6% Total Advisory Fees Paid$10,948,523
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	1.8
Utilities	2.2
Energy	2.9
Consumer Staples	4.5
Health Care	8.8
Industrials	8.8
Consumer Discretionary	9.2
Communication Services	9.6
Financials	11.6
Information Technology	37.6

Top Countries

Table Summary
Value	Value
Switzerland	0.1
Netherlands	0.1
United States	99.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.5
Alphabet, Inc.	5.8
Microsoft Corp.	4.2
Amazon.com, Inc.	3.6
Broadcom, Inc.	2.7
Micron Technology, Inc.	2.0
Meta Platforms, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075819
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[63]
AssetsNet	$ 9,680,787,851
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 10,948,523
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,680,787,851 # of Portfolio Investments567 Portfolio Turnover Rate6% Total Advisory Fees Paid$10,948,523
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	1.8
Utilities	2.2
Energy	2.9
Consumer Staples	4.5
Health Care	8.8
Industrials	8.8
Consumer Discretionary	9.2
Communication Services	9.6
Financials	11.6
Information Technology	37.6

Top Countries

Table Summary
Value	Value
Switzerland	0.1
Netherlands	0.1
United States	99.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.5
Alphabet, Inc.	5.8
Microsoft Corp.	4.2
Amazon.com, Inc.	3.6
Broadcom, Inc.	2.7
Micron Technology, Inc.	2.0
Meta Platforms, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017820
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$22	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[64]
AssetsNet	$ 9,680,787,851
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 10,948,523
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,680,787,851 # of Portfolio Investments567 Portfolio Turnover Rate6% Total Advisory Fees Paid$10,948,523
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	1.8
Utilities	2.2
Energy	2.9
Consumer Staples	4.5
Health Care	8.8
Industrials	8.8
Consumer Discretionary	9.2
Communication Services	9.6
Financials	11.6
Information Technology	37.6

Top Countries

Table Summary
Value	Value
Switzerland	0.1
Netherlands	0.1
United States	99.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.5
Alphabet, Inc.	5.8
Microsoft Corp.	4.2
Amazon.com, Inc.	3.6
Broadcom, Inc.	2.7
Micron Technology, Inc.	2.0
Meta Platforms, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000150812
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$30	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[65]
AssetsNet	$ 9,680,787,851
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 10,948,523
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,680,787,851 # of Portfolio Investments567 Portfolio Turnover Rate6% Total Advisory Fees Paid$10,948,523
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	1.8
Utilities	2.2
Energy	2.9
Consumer Staples	4.5
Health Care	8.8
Industrials	8.8
Consumer Discretionary	9.2
Communication Services	9.6
Financials	11.6
Information Technology	37.6

Top Countries

Table Summary
Value	Value
Switzerland	0.1
Netherlands	0.1
United States	99.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.5
Alphabet, Inc.	5.8
Microsoft Corp.	4.2
Amazon.com, Inc.	3.6
Broadcom, Inc.	2.7
Micron Technology, Inc.	2.0
Meta Platforms, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017824
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[66]
AssetsNet	$ 566,702,365
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 1,578,477
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$566,702,365 # of Portfolio Investments842 Portfolio Turnover Rate23% Total Advisory Fees Paid$1,578,477
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Bonds	5.2
Federal National Mortgage Association	3.8
U.S. Treasury Notes	3.5
Government National Mortgage Association	2.1
Federal Home Loan Mortgage Corp.	2.0
OCP CLO Ltd.	0.7
LoanCore Issuer Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.6
MF1 LLC	0.5
JPMorgan Chase & Co.	0.5

Top 10 Countries

Table Summary
Value	Value
Hong Kong	0.4
Switzerland	0.4
Ireland	0.4
Japan	0.5
Germany	0.8
Canada	1.0
Netherlands	1.2
United Kingdom	2.0
Cayman Islands	3.1
United States	88.4

Asset Allocation

Table Summary
Value	Value
Municipals	0.5
Preferred Stocks	0.6
Convertible Preferred Stocks	0.7
Short-Term Investments	1.3
Asset-Backed Securities	4.2
Non-Agency Mortgage-Backed Securities	4.3
U.S. Treasury & Government Agencies	8.6
Agency Sponsored Mortgage-Backed Securities	9.1
Corporate Bonds & Notes	13.5
Common Stocks	57.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Charles Schwab Corp.	2.5
Microsoft Corp.	2.0
Bank of America Corp.	1.9
Pfizer, Inc.	1.8
Medtronic PLC	1.7
Kenvue, Inc.	1.7
Omnicom Group, Inc.	1.7
Becton Dickinson & Co.	1.6
Northern Trust Corp.	1.6
Cigna Group	1.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017825
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[67]
AssetsNet	$ 566,702,365
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 1,578,477
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$566,702,365 # of Portfolio Investments842 Portfolio Turnover Rate23% Total Advisory Fees Paid$1,578,477
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Bonds	5.2
Federal National Mortgage Association	3.8
U.S. Treasury Notes	3.5
Government National Mortgage Association	2.1
Federal Home Loan Mortgage Corp.	2.0
OCP CLO Ltd.	0.7
LoanCore Issuer Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.6
MF1 LLC	0.5
JPMorgan Chase & Co.	0.5

Top 10 Countries

Table Summary
Value	Value
Hong Kong	0.4
Switzerland	0.4
Ireland	0.4
Japan	0.5
Germany	0.8
Canada	1.0
Netherlands	1.2
United Kingdom	2.0
Cayman Islands	3.1
United States	88.4

Asset Allocation

Table Summary
Value	Value
Municipals	0.5
Preferred Stocks	0.6
Convertible Preferred Stocks	0.7
Short-Term Investments	1.3
Asset-Backed Securities	4.2
Non-Agency Mortgage-Backed Securities	4.3
U.S. Treasury & Government Agencies	8.6
Agency Sponsored Mortgage-Backed Securities	9.1
Corporate Bonds & Notes	13.5
Common Stocks	57.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Charles Schwab Corp.	2.5
Microsoft Corp.	2.0
Bank of America Corp.	1.9
Pfizer, Inc.	1.8
Medtronic PLC	1.7
Kenvue, Inc.	1.7
Omnicom Group, Inc.	1.7
Becton Dickinson & Co.	1.6
Northern Trust Corp.	1.6
Cigna Group	1.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017826
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[68]
AssetsNet	$ 566,702,365
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 1,578,477
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$566,702,365 # of Portfolio Investments842 Portfolio Turnover Rate23% Total Advisory Fees Paid$1,578,477
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Bonds	5.2
Federal National Mortgage Association	3.8
U.S. Treasury Notes	3.5
Government National Mortgage Association	2.1
Federal Home Loan Mortgage Corp.	2.0
OCP CLO Ltd.	0.7
LoanCore Issuer Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.6
MF1 LLC	0.5
JPMorgan Chase & Co.	0.5

Top 10 Countries

Table Summary
Value	Value
Hong Kong	0.4
Switzerland	0.4
Ireland	0.4
Japan	0.5
Germany	0.8
Canada	1.0
Netherlands	1.2
United Kingdom	2.0
Cayman Islands	3.1
United States	88.4

Asset Allocation

Table Summary
Value	Value
Municipals	0.5
Preferred Stocks	0.6
Convertible Preferred Stocks	0.7
Short-Term Investments	1.3
Asset-Backed Securities	4.2
Non-Agency Mortgage-Backed Securities	4.3
U.S. Treasury & Government Agencies	8.6
Agency Sponsored Mortgage-Backed Securities	9.1
Corporate Bonds & Notes	13.5
Common Stocks	57.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Charles Schwab Corp.	2.5
Microsoft Corp.	2.0
Bank of America Corp.	1.9
Pfizer, Inc.	1.8
Medtronic PLC	1.7
Kenvue, Inc.	1.7
Omnicom Group, Inc.	1.7
Becton Dickinson & Co.	1.6
Northern Trust Corp.	1.6
Cigna Group	1.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030927
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class F
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[69]
AssetsNet	$ 566,702,365
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 1,578,477
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$566,702,365 # of Portfolio Investments842 Portfolio Turnover Rate23% Total Advisory Fees Paid$1,578,477
Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Bonds	5.2
Federal National Mortgage Association	3.8
U.S. Treasury Notes	3.5
Government National Mortgage Association	2.1
Federal Home Loan Mortgage Corp.	2.0
OCP CLO Ltd.	0.7
LoanCore Issuer Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.6
MF1 LLC	0.5
JPMorgan Chase & Co.	0.5

Top 10 Countries

Table Summary
Value	Value
Hong Kong	0.4
Switzerland	0.4
Ireland	0.4
Japan	0.5
Germany	0.8
Canada	1.0
Netherlands	1.2
United Kingdom	2.0
Cayman Islands	3.1
United States	88.4

Asset Allocation

Table Summary
Value	Value
Municipals	0.5
Preferred Stocks	0.6
Convertible Preferred Stocks	0.7
Short-Term Investments	1.3
Asset-Backed Securities	4.2
Non-Agency Mortgage-Backed Securities	4.3
U.S. Treasury & Government Agencies	8.6
Agency Sponsored Mortgage-Backed Securities	9.1
Corporate Bonds & Notes	13.5
Common Stocks	57.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Charles Schwab Corp.	2.5
Microsoft Corp.	2.0
Bank of America Corp.	1.9
Pfizer, Inc.	1.8
Medtronic PLC	1.7
Kenvue, Inc.	1.7
Omnicom Group, Inc.	1.7
Becton Dickinson & Co.	1.6
Northern Trust Corp.	1.6
Cigna Group	1.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017790
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[70]
AssetsNet	$ 2,594,663,118
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 7,201,246
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,594,663,118 # of Portfolio Investments88 Portfolio Turnover Rate19% Total Advisory Fees Paid$7,201,246
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	0.9
Real Estate	1.5
Consumer Staples	4.0
Energy	5.6
Utilities	8.0
Consumer Discretionary	8.3
Health Care	12.8
Information Technology	15.8
Industrials	16.1
Financials	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.1
Netherlands	1.5
United States	96.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	5.1
JPMorgan Chase & Co.	4.0
Microsoft Corp.	3.4
KLA Corp.	3.2
Apple, Inc.	2.9
Johnson & Johnson	2.6
Cigna Group	2.6
Morgan Stanley	2.2
Analog Devices, Inc.	2.2
RTX Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017791
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[71]
AssetsNet	$ 2,594,663,118
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 7,201,246
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,594,663,118 # of Portfolio Investments88 Portfolio Turnover Rate19% Total Advisory Fees Paid$7,201,246
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	0.9
Real Estate	1.5
Consumer Staples	4.0
Energy	5.6
Utilities	8.0
Consumer Discretionary	8.3
Health Care	12.8
Information Technology	15.8
Industrials	16.1
Financials	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.1
Netherlands	1.5
United States	96.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	5.1
JPMorgan Chase & Co.	4.0
Microsoft Corp.	3.4
KLA Corp.	3.2
Apple, Inc.	2.9
Johnson & Johnson	2.6
Cigna Group	2.6
Morgan Stanley	2.2
Analog Devices, Inc.	2.2
RTX Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000124380
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[72]
AssetsNet	$ 2,594,663,118
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 7,201,246
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,594,663,118 # of Portfolio Investments88 Portfolio Turnover Rate19% Total Advisory Fees Paid$7,201,246
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	0.9
Real Estate	1.5
Consumer Staples	4.0
Energy	5.6
Utilities	8.0
Consumer Discretionary	8.3
Health Care	12.8
Information Technology	15.8
Industrials	16.1
Financials	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.1
Netherlands	1.5
United States	96.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	5.1
JPMorgan Chase & Co.	4.0
Microsoft Corp.	3.4
KLA Corp.	3.2
Apple, Inc.	2.9
Johnson & Johnson	2.6
Cigna Group	2.6
Morgan Stanley	2.2
Analog Devices, Inc.	2.2
RTX Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017792
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[73]
AssetsNet	$ 2,594,663,118
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 7,201,246
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,594,663,118 # of Portfolio Investments88 Portfolio Turnover Rate19% Total Advisory Fees Paid$7,201,246
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Materials	0.9
Real Estate	1.5
Consumer Staples	4.0
Energy	5.6
Utilities	8.0
Consumer Discretionary	8.3
Health Care	12.8
Information Technology	15.8
Industrials	16.1
Financials	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.1
Netherlands	1.5
United States	96.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	5.1
JPMorgan Chase & Co.	4.0
Microsoft Corp.	3.4
KLA Corp.	3.2
Apple, Inc.	2.9
Johnson & Johnson	2.6
Cigna Group	2.6
Morgan Stanley	2.2
Analog Devices, Inc.	2.2
RTX Corp.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017867
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[74]
AssetsNet	$ 782,878,405
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,987,097
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$782,878,405 # of Portfolio Investments104 Portfolio Turnover Rate23% Total Advisory Fees Paid$2,987,097
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.1
Real Estate	2.1
Utilities	5.7
Energy	5.8
Materials	6.0
Consumer Discretionary	6.7
Health Care	8.9
Information Technology	13.5
Financials	19.2
Industrials	27.5

Top Countries

Table Summary
Value	Value
Italy	0.7
Canada	2.1
United States	94.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Valmont Industries, Inc.	2.0
MKS, Inc.	1.8
White Mountains Insurance Group Ltd.	1.7
Community Financial System, Inc.	1.7
UMB Financial Corp.	1.7
Prosperity Bancshares, Inc.	1.6
Littelfuse, Inc.	1.5
American States Water Co.	1.5
Haemonetics Corp.	1.5
Gates Industrial Corp. PLC	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017868
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%	[75]
AssetsNet	$ 782,878,405
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,987,097
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$782,878,405 # of Portfolio Investments104 Portfolio Turnover Rate23% Total Advisory Fees Paid$2,987,097
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.1
Real Estate	2.1
Utilities	5.7
Energy	5.8
Materials	6.0
Consumer Discretionary	6.7
Health Care	8.9
Information Technology	13.5
Financials	19.2
Industrials	27.5

Top Countries

Table Summary
Value	Value
Italy	0.7
Canada	2.1
United States	94.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Valmont Industries, Inc.	2.0
MKS, Inc.	1.8
White Mountains Insurance Group Ltd.	1.7
Community Financial System, Inc.	1.7
UMB Financial Corp.	1.7
Prosperity Bancshares, Inc.	1.6
Littelfuse, Inc.	1.5
American States Water Co.	1.5
Haemonetics Corp.	1.5
Gates Industrial Corp. PLC	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017869
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$52	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[76]
AssetsNet	$ 782,878,405
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,987,097
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$782,878,405 # of Portfolio Investments104 Portfolio Turnover Rate23% Total Advisory Fees Paid$2,987,097
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.1
Real Estate	2.1
Utilities	5.7
Energy	5.8
Materials	6.0
Consumer Discretionary	6.7
Health Care	8.9
Information Technology	13.5
Financials	19.2
Industrials	27.5

Top Countries

Table Summary
Value	Value
Italy	0.7
Canada	2.1
United States	94.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Valmont Industries, Inc.	2.0
MKS, Inc.	1.8
White Mountains Insurance Group Ltd.	1.7
Community Financial System, Inc.	1.7
UMB Financial Corp.	1.7
Prosperity Bancshares, Inc.	1.6
Littelfuse, Inc.	1.5
American States Water Co.	1.5
Haemonetics Corp.	1.5
Gates Industrial Corp. PLC	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017848
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[77]
AssetsNet	$ 2,243,111,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 5,533,454
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,243,111,000 # of Portfolio Investments115 Portfolio Turnover Rate31% Total Advisory Fees Paid$5,533,454
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.2
Real Estate	0.6
Materials	1.0
Financials	5.4
Health Care	6.4
Consumer Discretionary	8.1
Communication Services	13.8
Industrials	14.9
Information Technology	48.8

Top Countries

Table Summary
Value	Value
Thailand	0.2
Italy	0.3
Singapore	0.3
Brazil	0.3
Canada	0.6
Taiwan	1.0
Netherlands	1.4
United States	95.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.8
Alphabet, Inc.	7.8
Apple, Inc.	5.8
Broadcom, Inc.	5.3
Microsoft Corp.	4.1
Eli Lilly & Co.	3.4
Meta Platforms, Inc.	3.2
Caterpillar, Inc.	3.0
Tesla, Inc.	2.9
Advanced Micro Devices, Inc.	2.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017849
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[78]
AssetsNet	$ 2,243,111,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 5,533,454
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,243,111,000 # of Portfolio Investments115 Portfolio Turnover Rate31% Total Advisory Fees Paid$5,533,454
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.2
Real Estate	0.6
Materials	1.0
Financials	5.4
Health Care	6.4
Consumer Discretionary	8.1
Communication Services	13.8
Industrials	14.9
Information Technology	48.8

Top Countries

Table Summary
Value	Value
Thailand	0.2
Italy	0.3
Singapore	0.3
Brazil	0.3
Canada	0.6
Taiwan	1.0
Netherlands	1.4
United States	95.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.8
Alphabet, Inc.	7.8
Apple, Inc.	5.8
Broadcom, Inc.	5.3
Microsoft Corp.	4.1
Eli Lilly & Co.	3.4
Meta Platforms, Inc.	3.2
Caterpillar, Inc.	3.0
Tesla, Inc.	2.9
Advanced Micro Devices, Inc.	2.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017850
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[79]
AssetsNet	$ 2,243,111,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 5,533,454
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,243,111,000 # of Portfolio Investments115 Portfolio Turnover Rate31% Total Advisory Fees Paid$5,533,454
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.2
Real Estate	0.6
Materials	1.0
Financials	5.4
Health Care	6.4
Consumer Discretionary	8.1
Communication Services	13.8
Industrials	14.9
Information Technology	48.8

Top Countries

Table Summary
Value	Value
Thailand	0.2
Italy	0.3
Singapore	0.3
Brazil	0.3
Canada	0.6
Taiwan	1.0
Netherlands	1.4
United States	95.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.8
Alphabet, Inc.	7.8
Apple, Inc.	5.8
Broadcom, Inc.	5.3
Microsoft Corp.	4.1
Eli Lilly & Co.	3.4
Meta Platforms, Inc.	3.2
Caterpillar, Inc.	3.0
Tesla, Inc.	2.9
Advanced Micro Devices, Inc.	2.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017851
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[80]
AssetsNet	$ 1,127,006,225
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 2,484,452
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,127,006,225 # of Portfolio Investments366 Portfolio Turnover Rate45% Total Advisory Fees Paid$2,484,452
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	1.0
Communication Services	1.1
Real Estate	1.9
Materials	3.8
Energy	4.7
Consumer Discretionary	8.3
Financials	9.1
Industrials	19.8
Information Technology	22.6
Health Care	27.4

Top 10 Countries

Table Summary
Value	Value
Germany	0.2
Denmark	0.2
Thailand	0.2
Finland	0.2
Costa Rica	0.3
Israel	0.6
Puerto Rico	1.4
United Kingdom	1.4
Canada	2.1
United States	93.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
InterDigital, Inc.	1.0
Moog, Inc.	1.0
Bel Fuse, Inc.	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
FirstCash Holdings, Inc.	0.8
Federal Signal Corp.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017852
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$41	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%	[81]
AssetsNet	$ 1,127,006,225
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 2,484,452
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,127,006,225 # of Portfolio Investments366 Portfolio Turnover Rate45% Total Advisory Fees Paid$2,484,452
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	1.0
Communication Services	1.1
Real Estate	1.9
Materials	3.8
Energy	4.7
Consumer Discretionary	8.3
Financials	9.1
Industrials	19.8
Information Technology	22.6
Health Care	27.4

Top 10 Countries

Table Summary
Value	Value
Germany	0.2
Denmark	0.2
Thailand	0.2
Finland	0.2
Costa Rica	0.3
Israel	0.6
Puerto Rico	1.4
United Kingdom	1.4
Canada	2.1
United States	93.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
InterDigital, Inc.	1.0
Moog, Inc.	1.0
Bel Fuse, Inc.	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
FirstCash Holdings, Inc.	0.8
Federal Signal Corp.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017853
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%	[82]
AssetsNet	$ 1,127,006,225
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 2,484,452
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,127,006,225 # of Portfolio Investments366 Portfolio Turnover Rate45% Total Advisory Fees Paid$2,484,452
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	1.0
Communication Services	1.1
Real Estate	1.9
Materials	3.8
Energy	4.7
Consumer Discretionary	8.3
Financials	9.1
Industrials	19.8
Information Technology	22.6
Health Care	27.4

Top 10 Countries

Table Summary
Value	Value
Germany	0.2
Denmark	0.2
Thailand	0.2
Finland	0.2
Costa Rica	0.3
Israel	0.6
Puerto Rico	1.4
United Kingdom	1.4
Canada	2.1
United States	93.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
InterDigital, Inc.	1.0
Moog, Inc.	1.0
Bel Fuse, Inc.	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
FirstCash Holdings, Inc.	0.8
Federal Signal Corp.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000150813
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$43	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[83]
AssetsNet	$ 1,127,006,225
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 2,484,452
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,127,006,225 # of Portfolio Investments366 Portfolio Turnover Rate45% Total Advisory Fees Paid$2,484,452
Holdings [Text Block]

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	1.0
Communication Services	1.1
Real Estate	1.9
Materials	3.8
Energy	4.7
Consumer Discretionary	8.3
Financials	9.1
Industrials	19.8
Information Technology	22.6
Health Care	27.4

Top 10 Countries

Table Summary
Value	Value
Germany	0.2
Denmark	0.2
Thailand	0.2
Finland	0.2
Costa Rica	0.3
Israel	0.6
Puerto Rico	1.4
United Kingdom	1.4
Canada	2.1
United States	93.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
InterDigital, Inc.	1.0
Moog, Inc.	1.0
Bel Fuse, Inc.	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
FirstCash Holdings, Inc.	0.8
Federal Signal Corp.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069951
Shareholder Report [Line Items]
Fund Name	VanEck Global Natural Resources Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[84]
AssetsNet	$ 670,824,935
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,693,538
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$670,824,935 # of Portfolio Investments62 Portfolio Turnover Rate65% Total Advisory Fees Paid$2,693,538
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Industrials	3.0
Consumer Staples	5.8
Energy	40.0
Materials	49.3

Top Countries

Table Summary
Value	Value
Luxembourg	1.0
United Kingdom	1.1
Turkey	1.3
Zambia	1.5
Australia	3.2
South Africa	3.6
Canada	23.8
United States	62.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Nutrien Ltd.	4.9
Diamondback Energy, Inc.	4.1
Canadian Natural Resources Ltd.	4.1
Ovintiv, Inc.	4.0
CRH PLC	3.7
BP PLC	3.2
Glencore PLC	3.2
Core Natural Resources, Inc.	3.0
Hudbay Minerals, Inc.	3.0
Expand Energy Corp.	2.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069952
Shareholder Report [Line Items]
Fund Name	VanEck Global Natural Resources Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[85]
AssetsNet	$ 670,824,935
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,693,538
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$670,824,935 # of Portfolio Investments62 Portfolio Turnover Rate65% Total Advisory Fees Paid$2,693,538
Holdings [Text Block]

Top Sectors

Table Summary
Value	Value
Industrials	3.0
Consumer Staples	5.8
Energy	40.0
Materials	49.3

Top Countries

Table Summary
Value	Value
Luxembourg	1.0
United Kingdom	1.1
Turkey	1.3
Zambia	1.5
Australia	3.2
South Africa	3.6
Canada	23.8
United States	62.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Table Summary
Nutrien Ltd.	4.9
Diamondback Energy, Inc.	4.1
Canadian Natural Resources Ltd.	4.1
Ovintiv, Inc.	4.0
CRH PLC	3.7
BP PLC	3.2
Glencore PLC	3.2
Core Natural Resources, Inc.	3.0
Hudbay Minerals, Inc.	3.0
Expand Energy Corp.	2.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017842
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[86]
AssetsNet	$ 1,779,810,304
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 4,759,710
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,779,810,304 # of Portfolio Investments813 Portfolio Turnover Rate32% Total Advisory Fees Paid$4,759,710
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.0Footnote Reference*
Rights	0.0Footnote Reference*
Common Stocks	0.1
Short-Term Investments	0.1
U.S. Treasury & Government Agencies	0.1
Convertible Preferred Stocks	0.3
Agency Sponsored Mortgage-Backed Securities	4.5
Foreign Government	4.7
Asset-Backed Securities	10.0
Floating Rate Loans	13.2
Non-Agency Mortgage-Backed Securities	14.3
Corporate Bonds & Notes	51.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Federal National Mortgage Association Connecticut Avenue Securities Trust	2.2
Mcclatchy Media Co. LLC	2.2
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
Venture Global Plaquemines LNG LLC	1.0
First Quantum Minerals Ltd.	0.8
CHS/Community Health Systems, Inc.	0.7
NRG Energy, Inc.	0.7
Inter-American Development Bank	0.7
CSMC Trust	0.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017843
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[87]
AssetsNet	$ 1,779,810,304
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 4,759,710
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,779,810,304 # of Portfolio Investments813 Portfolio Turnover Rate32% Total Advisory Fees Paid$4,759,710
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.0Footnote Reference*
Rights	0.0Footnote Reference*
Common Stocks	0.1
Short-Term Investments	0.1
U.S. Treasury & Government Agencies	0.1
Convertible Preferred Stocks	0.3
Agency Sponsored Mortgage-Backed Securities	4.5
Foreign Government	4.7
Asset-Backed Securities	10.0
Floating Rate Loans	13.2
Non-Agency Mortgage-Backed Securities	14.3
Corporate Bonds & Notes	51.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Federal National Mortgage Association Connecticut Avenue Securities Trust	2.2
Mcclatchy Media Co. LLC	2.2
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
Venture Global Plaquemines LNG LLC	1.0
First Quantum Minerals Ltd.	0.8
CHS/Community Health Systems, Inc.	0.7
NRG Energy, Inc.	0.7
Inter-American Development Bank	0.7
CSMC Trust	0.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017844
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[88]
AssetsNet	$ 1,779,810,304
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 4,759,710
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,779,810,304 # of Portfolio Investments813 Portfolio Turnover Rate32% Total Advisory Fees Paid$4,759,710
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.0Footnote Reference*
Rights	0.0Footnote Reference*
Common Stocks	0.1
Short-Term Investments	0.1
U.S. Treasury & Government Agencies	0.1
Convertible Preferred Stocks	0.3
Agency Sponsored Mortgage-Backed Securities	4.5
Foreign Government	4.7
Asset-Backed Securities	10.0
Floating Rate Loans	13.2
Non-Agency Mortgage-Backed Securities	14.3
Corporate Bonds & Notes	51.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
Federal National Mortgage Association Connecticut Avenue Securities Trust	2.2
Mcclatchy Media Co. LLC	2.2
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
Venture Global Plaquemines LNG LLC	1.0
First Quantum Minerals Ltd.	0.8
CHS/Community Health Systems, Inc.	0.7
NRG Energy, Inc.	0.7
Inter-American Development Bank	0.7
CSMC Trust	0.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017845
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[89]
AssetsNet	$ 1,192,822,949
Holdings Count | Holding	735
Advisory Fees Paid, Amount	$ 2,811,720
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,192,822,949 # of Portfolio Investments735 Portfolio Turnover Rate86% Total Advisory Fees Paid$2,811,720
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.7
Foreign Government	3.1
Non-Agency Mortgage-Backed Securities	4.1
Agency Sponsored Mortgage-Backed Securities	35.2
U.S. Treasury & Government Agencies	59.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	26.3
Federal National Mortgage Association	12.1
Federal Home Loan Mortgage Corp.	10.4
Resolution Funding Corp. Principal STRIPS	8.6
Federal Home Loan Banks	5.6
Government National Mortgage Association	5.6
Federal Farm Credit Banks Funding Corp.	4.1
Uniform Mortgage-Backed Security, TBA	3.0
Tennessee Valley Authority	3.0
Resolution Funding Corp. Interest STRIPS	2.2

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017846
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[90]
AssetsNet	$ 1,192,822,949
Holdings Count | Holding	735
Advisory Fees Paid, Amount	$ 2,811,720
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,192,822,949 # of Portfolio Investments735 Portfolio Turnover Rate86% Total Advisory Fees Paid$2,811,720
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.7
Foreign Government	3.1
Non-Agency Mortgage-Backed Securities	4.1
Agency Sponsored Mortgage-Backed Securities	35.2
U.S. Treasury & Government Agencies	59.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	26.3
Federal National Mortgage Association	12.1
Federal Home Loan Mortgage Corp.	10.4
Resolution Funding Corp. Principal STRIPS	8.6
Federal Home Loan Banks	5.6
Government National Mortgage Association	5.6
Federal Farm Credit Banks Funding Corp.	4.1
Uniform Mortgage-Backed Security, TBA	3.0
Tennessee Valley Authority	3.0
Resolution Funding Corp. Interest STRIPS	2.2

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017847
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[91]
AssetsNet	$ 1,192,822,949
Holdings Count | Holding	735
Advisory Fees Paid, Amount	$ 2,811,720
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,192,822,949 # of Portfolio Investments735 Portfolio Turnover Rate86% Total Advisory Fees Paid$2,811,720
Holdings [Text Block]

Asset Allocation

Table Summary
Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.7
Foreign Government	3.1
Non-Agency Mortgage-Backed Securities	4.1
Agency Sponsored Mortgage-Backed Securities	35.2
U.S. Treasury & Government Agencies	59.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	26.3
Federal National Mortgage Association	12.1
Federal Home Loan Mortgage Corp.	10.4
Resolution Funding Corp. Principal STRIPS	8.6
Federal Home Loan Banks	5.6
Government National Mortgage Association	5.6
Federal Farm Credit Banks Funding Corp.	4.1
Uniform Mortgage-Backed Security, TBA	3.0
Tennessee Valley Authority	3.0
Resolution Funding Corp. Interest STRIPS	2.2

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT

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